ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of components of accrued expenses and other current liabilities

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Salary and welfare payable	9,498	6,866	1,053
Payable for acquisition of noncontrolling interests	245	245	38
Accrued rental	1,550	1,768	271
Accrued expenses	4,430	14,136	2,166
Value added tax and other taxes payable	100	263	40
Payable for property and equipment	15	559	86
Accrued utilities	5	52	8
Other payables	2,939	1,464	224
Total	18,782	25,353	3,886